Borrowings (Details)					12 Months Ended
	Jan. 05, 2021 USD ($)	Jan. 05, 2021 GBP (£)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 GBP (£)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 GBP (£)	Sep. 30, 2019 USD ($)	Jun. 21, 2019 USD ($)	Jun. 21, 2019 GBP (£)	Mar. 22, 2018 USD ($)	Mar. 22, 2018 GBP (£)
Disclosure of detailed information about borrowings [line items]
Current liabilities						$ 5,459,972
Non-current Liabilities								$ 3,297,468
Fair Value						6,871,006		4,708,502
Interest rate (in percent)					8.00%
Proceeds from loan					$ 5,041,971	1,033,632
Loan maturity term					3 years
Interest on convertible loan notes					$ 961,268
Bridging finance
Disclosure of detailed information about borrowings [line items]
Current liabilities						1,033,632
Fair Value						1,033,632
Amount of loans issued						1,033,632	£ 800,000
Interest rate (in percent)					0.00%
Convertible loan notes A (treated as equity)
Disclosure of detailed information about borrowings [line items]
Fair Value						1,411,034		1,411,034
Amount of loans issued											$ 1,411,034	£ 1,000,000
Interest rate (in percent)											0.00%	0.00%
Redemption percentage on principal amount					0.00%
Convertible loan notes B
Disclosure of detailed information about borrowings [line items]
Current liabilities						4,426,340
Non-current Liabilities								3,297,468
Fair Value						4,426,340		$ 3,297,468
Amount of loans issued						$ 646,020	£ 500,000		$ 3,876,120	£ 3,000,000
Interest rate (in percent)					0.00%
Redemption percentage on principal amount					20.00%
Unsecured convertible loan
Disclosure of detailed information about borrowings [line items]
Proceeds from loan	$ 2,694,800	£ 2,000,000	$ 11,452,900	£ 8,500,000